Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 35,829	$ 32,361
Accumulated impairment [member] | Allowance for credit losses related to other credit instruments [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 27	$ 27